Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FS Series Trust
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
FS Managed Futures Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY FS Managed Futures Fund Class A: FMFFX Class I: FMGFX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	FS Managed Futures Fund (the “Fund”) seeks to provide positive absolute returns with low correlation to traditional investments.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A Shares, you may qualify for sales charge discounts if you invest at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Shareholder’s Guide — Purchases” section on page 125 of the Fund’s statutory Prospectus and in the “Shares of the Trust — Purchases” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on December 31, 2018, and had no activity other than investing its cash in a money market fund, no portfolio turnover rate can be provided.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you invest at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Expense Reductions in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by allocating its assets across a broad spectrum of Alternative Investment Strategies (as defined below). The Fund may provide exposure to alternative strategies across the five major asset classes (commodities, currencies, fixed income, equities and credit). The strategy will normally be implemented through rules-based strategies that typically use historical price data to determine whether to take a long, short, or cash position in a given instrument. A rules-based strategy is a methodology based on a systematic approach. Principal strategies include “momentum/trend” based strategies that buy and sell securities in the same direction as the historical price movement and “counter-trend/mean reversion” based strategies that buy and sell securities in the opposite direction as the historical price movement. Other alternative strategies that do not rely on historical prices may also be utilized to enhance return.

FS Fund Advisor, LLC (“FS” or the “Adviser”) expects to allocate up to 100% of the assets of the Fund among one or more alternative beta providers (“Alternative Beta Providers”) that offer the Fund exposure to the returns of particular investment strategies (“Alternative Beta Strategies”). An Alternative Beta Provider is a financial institution that serves as a counterparty to the Fund in a total return swap (or similar instruments or other arrangements) that offers exposure to the returns of a specified underlying asset. In a typical total return swap (or similar instrument) transaction with an Alternative Beta Provider, the Fund agrees to pay a fixed or variable interest rate to the Alternative Beta Provider in exchange for return earned on a specified underlying asset. Alternative Beta Providers are swap (or similar instrument) counterparties, not sub-advisers. Alternative Beta Providers in particular may offer cost advantages over traditional alternative asset managers. The strategies employed by the use of Alternative Beta Providers are referred to in this Prospectus as “Alternative Investment Strategies.” In general, Alternative Beta Strategies seek to identify and capitalize upon market inefficiencies and market behavioral biases (or risk premia). Alternative Beta Strategies typically have less correlation to traditional equity and fixed income markets than traditional investment strategies.

The Fund generally seeks to obtain exposure to Alternative Investment Strategies in a cost-efficient manner, particularly as compared to private investment vehicles that have historically been used to access alternative investment strategies. Alternative Beta Strategies may include historical trend (seeking to benefit from the historical tendency of securities with certain characteristics to outperform others), carry and curve, low beta, value and volatility premium and momentum strategies (which emphasize investing in securities that have better recent performance compared to other securities). The Adviser may also manage all or a portion of the Fund’s assets directly.

Generally, the Fund gains exposure to asset classes by investing in derivative instruments, including structured notes, futures contracts, futures-related instruments, forwards and swaps, including, but not limited to, equity index futures and equity swaps; bond futures and swaps; interest rate futures and swaps; commodity futures, forwards and swaps; and currencies and currency futures and forwards. The Adviser generally expects that the Fund’s performance will have a low correlation to the long-term performance of the general global equity, fixed income, currency and commodity markets; however, the Fund’s performance may correlate to the performance of any one or more of those markets over short-term periods. The Fund will not gain investment exposure to the commodities markets directly, but may do so indirectly through structured investments or in one or more Subsidiaries (as defined below). The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset, instrument, or other reference, to increase market exposure and investment flexibility, or to obtain or reduce particular exposures. The Fund may engage in forward foreign currency transactions for speculative purposes. The Fund may purchase or sell foreign currencies through the use of forward contracts based on the Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Fund seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies.

There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows the Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded notes (“ETNs”) through which the Fund can participate in the performance of one or more instruments. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund’s strategies typically use quantitative measurements of historical prices to determine long, short, or neutral positioning. The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying instrument. The owner of a “short” position in an instrument will benefit from a decrease in the price of the underlying instrument. The Adviser generally expects that the Fund will have exposure in long and short positions across all five major asset classes (commodities, currencies, fixed income, equities and credit), but at any one time the Fund may allocate to one or two of the asset classes or a limited number of exposures within an asset class. Credit indices that deliver both investment grade and high yield exposure (such as CDX IG, CDX HY, iTraxx Main, and iTraxx Crossover) may be used, but individual, single-name credit exposure will not be utilized. The duration of these indices will range from 3 years to 10 years. Government bond futures will also be utilized, with durations ranging from 3 months to 30 years. Equity indices and single name equity securities may be utilized. Individual securities are expected to have a market capitalization greater than $500 million.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at a time. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its net long and short exposures. For more information on these and other risk factors, please see the “Additional Description of the Principal Risks of the Funds” section of the prospectus.

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300% per year).

A significant portion of the assets of the Fund (up to 100%) may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings may serve as collateral for the positions the Fund takes and also earn income for the Fund.

The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described in this Prospectus by investing in other investment companies, including, for example, other open-end or closed-end investment companies, exchange-traded funds (ETFs), and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser or its related parties. The Fund may also invest in privately placed and other securities or instruments exempt from SEC registration (collectively, “private placements”).

The Fund intends to make investments through one or more offshore, wholly-owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries”) and may invest up to 25% of its total assets in the Subsidiaries. Generally, each Subsidiary will invest primarily in commodity futures, forwards and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in each Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, each Subsidiary may invest without limitation in commodity-linked derivative instruments, however, each Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, the Fund and each Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of each Subsidiary, each Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, each Subsidiary will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole shareholder of each Subsidiary and does not expect shares of a Subsidiary to be offered or sold to other investors.

Although the Fund intends to normally invest in Alternative Investment Strategies, it retains the flexibility to allocate as little as none or as much as all of its capital to particular Alternative Beta Providers. The Fund is considered non-diversified, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund should be considered a speculative investment that entails substantial risks; you may lose part or all of your investment or your investment may not perform as well as other similar investments. An investment in the Fund should be viewed only as part of an overall investment program. No assurance can be given that the Fund's investment program will be successful. The following is a summary of the principal risks of investing in the Fund. Please refer to the "Additional Information about the Fund — Additional Risks" section in the Fund's statutory Prospectus for additional information. Some or all of these risks may adversely affect the Fund's net asset value ("NAV"), yield, total return and ability to meet its investment objective.

Unless otherwise specified, references in this section to investments by the Fund refer to direct investments made or held by the Fund and/or indirect investments to which the Fund may have exposure through an Alternative Beta Strategy.

Activist Strategies Risk

The Fund may purchase securities of companies that are the subject of proxy contests or which activist investors are attempting to influence, in the expectation that new management or a change in business strategies will cause the price of such company's securities to increase. There is a risk that the market price of the company's securities will fall if the proxy contest, or the new management, is not successful.

Allocation Risk

The success of the Fund's investment strategy depends on, among other things, the Adviser's ability to select Alternative Beta Providers and Alternative Investment Strategies to implement the Fund's investment objective and the Adviser's success in allocating assets to those Alternative Beta Providers. The Fund's Alternative Beta Strategies may underperform the market generally or underperform other investment managers that could have been selected for the Fund.

Commodity Futures Risk

Investing in the commodities markets though futures may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Commodities Risk

The value of the Fund's shares may be affected by changes in the values of the Fund's investment exposures to commodities or commodity-related instruments, which may be extremely volatile and difficult to value. The value of commodities and commodity-related instruments may be affected by market movements, commodity index volatility, changes in interest rates, or factors affecting a particular sector, industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund may at times have significant exposure to particular sectors through its commodities-related investments, including, without limitation, the energy, industrial metals, and agricultural and livestock sectors and may be exposed to greater risk associated with events affecting those sectors.

Conflicts of Interest Risk

The Adviser will have conflicts of interest that could interfere with its management of the Fund. For example, the Adviser (or its affiliates) may manage other investment funds and have other clients that are similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest in investment decisions regarding investments that may be appropriate for the Fund and the Adviser's other clients. These conflicts of interest are exacerbated to the extent that the Adviser's other clients pay them higher fees or performance-based fees. In addition, the activities in which the Adviser and its affiliates are involved may limit or preclude the flexibility that the Fund may otherwise have to participate in certain investments. Similar conflicts of interest may exist for Alternative Beta Providers, to the extent they manage accounts or strategies that compete with Alternative Beta Strategies.

Counterparty Risk

The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Credit/Default Risk

An issuer or guarantor of fixed income securities or instruments held by the Fund may default on its obligation to pay interest and principal when due or default on any other obligation, which may impair the liquidity and value of the Fund's investment.

Currency Risk

The Fund's returns may be adversely impacted by changes in currency exchange rates.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country's securities market is, the greater the likelihood of custody problems.

Cyber Security and Operational Risk

The Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's operations, potentially resulting in financial losses to the Fund and its shareholders.

Equity Risk

The prices of equity securities in which the Fund holds long and short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries, securities markets or economies.

Exchange-Traded Product Risk

The Fund may invest in long (or short) positions in ETFs, ETNs and other exchange traded vehicles ("ETVs" and collectively with ETFs and ETNs, "ETPs"). Through its positions in ETPs, the Fund will be subject to the risks associated with such vehicles' investments, including the possibility that the value of the securities or instruments held by an ETP could decrease (or increase), and will bear its proportionate share of the ETP's fees and expenses. In addition, certain of the ETPs may hold common portfolio positions.

Foreign Investments and Emerging Markets Risk

The Fund may invest in the securities of non-U.S. issuers, including those located in developing countries, which securities involve risks beyond those associated with investments in U.S. securities. These risks may relate to foreign political, social and economic matters, less developed markets, political immobility and less developed legal and accounting practices.

Forward and Futures Risk

The successful use of forward and futures contracts draws upon the Adviser's skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market, and possible regulatory position limits and restrictions, for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Hedging Transactions Risk

Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

High Portfolio Turnover Risk

Active and frequent trading of the Fund's portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund's return.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates (which are at historic lows) rise, the values of loans and other fixed-income instruments tend to fall, and if interest rates fall, the values of loans and other fixed-income instruments tend to rise. Changes in the value of a fixed-income instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of the Fund's shares. In general, the longer the maturity or duration of a fixed-income instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund's performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed-income instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Debt instruments with floating coupon rates are typically less sensitive to interest rate changes, but these debt instruments may decline in value if their coupon rates do not rise as much as, or keep pace with, yields on such types of debt instruments. Because rates on certain floating rate loans and other debt instruments reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's NAV. Any interest rate increases could cause the value of the Fund's investments in fixed-income instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

Investment in Other Investment Companies Risk

As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund's investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund.

Moreover, recent SEC rule amendments require prime money market mutual funds to use floating NAVs that do not preserve the value of the Fund's investment at $1.00 per share. These rule amendments may impact the Fund's use of prime money market mutual funds for capital preservation purposes.

Investment Style Risk

Different investment styles (e.g., "growth", "value" or "quantitative") tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund employs various non-traditional and alternative investment styles, and may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Alternative Beta Strategies seek to generate returns through exposure to portfolios of risky assets that are selected based on non-traditional criteria. These strategies may involve elevated risk insofar as they may not involve detailed, issuer-specific fundamental analysis. Alternative Beta Strategies may give the Fund exposure to individual issuers that face significant operational, financial, regulatory or other challenges.

Certain Alternative Beta Strategies involve exposure to special risks, which may include, without limitation:

•       Risks Associated with Strategies Based on Historical Trends.   Certain Alternative Beta Strategies seek to benefit from the historical tendency of securities with certain characteristics to outperform others. However, this historical tendency has not persisted in all market environments, and there is no assurance that it will continue to exist in the future. A similar risk applies to any strategy that seeks to exploit a historical trend, including certain value strategies, curve strategies, trend- or momentum-based strategies, mean-reversion strategies, low beta strategies, and strategies seeking to capture size, value or quality premia.

•       Derivatives- and Fixed Income-Related Risks.   Certain carry and curve strategies may involve high direct or indirect exposure to interest rate risks and other risks related to fixed income investing. See "Counterparty Risk," "Credit/Default Risk," "Derivatives Risk" and "Interest Rate Risk" above.

•       Momentum Risk.   Momentum can turn quickly and cause significant variation from other types of investments. To the extent it has exposure to momentum strategies, the Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

•       Low Beta Risk.   In general, beta is a measure of price volatility resulting from general market movements. There is a risk that the present and future beta of a security, relative to the relevant market index, will not be the same as it has historically been and thus that the Fund will not have exposure to low beta securities when it wishes to. In addition, low beta portfolios may be less volatile than the broader securities markets and, as a result, may trail the broader market during times of high market returns.

•       Size and Value-Related Risks.   Alternative beta strategies seeking high exposure to value stocks and similar securities or securities of issuers in a particular size range involve risks associated with issuers with such valuation and size characteristics. Value stocks and similar securities are subject to the risk that they may not achieve full valuation within an acceptable time horizon. Value stocks and similar securities may be also associated with issuers that have recently experienced operational or financial difficulties, which may persist. Also see "Market Capitalization Risk" below.

•       Volatility Premium Risk.   Strategies seeking to capture "volatility premium" may entail high levels of volatility risk, insofar as securities' actual volatility may exceed the implied volatility associated with options sold to insure against losses arising from volatility in such securities. See "Volatility Risk" below.

Issuer Risk

An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its loans or securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Leverage Risk

Leverage occurs when the Fund directly or indirectly increases its assets available for investment using borrowings, short sales, financial instruments, or similar instruments or techniques. The use of leverage may make any change in the Fund's NAV greater than it otherwise would be and thus result in increased volatility of returns and the risk that the Fund will lose more than it has invested. Leverage can also create interest or other transactional expenses that may lower the Fund's overall returns. The use of leverage may cause the Fund to liquidate portfolio positions at disadvantageous times in order to satisfy its obligations or to meet any asset segregation or position coverage requirements.

Limited Capacity Risk

Alternative investment strategies utilized by the Fund may have limited capacity, and the Adviser may not be able to allocate as much of the Fund's assets to one or more alternative investment strategies as it desires. This capacity limitation may negatively impact the performance and portfolio composition of the Fund.

Liquidity Risk

Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.

Market Capitalization Risk (Small-, Mid- and Large-Cap Stocks Risk)

To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Small- or mid-cap capitalization stocks may be more volatile and more greatly affected by sector or market events than larger-capitalization stocks.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

Model and Technology Risk

The Adviser and Alternative Beta Providers may use investment programs that are fundamentally dependent on proprietary or licensed technology through such manager's use of, among other things, certain hardware, software, model-based strategies, data gathering systems, order execution, and trade allocation systems, and/or risk management systems. These strategies may not be successful on an ongoing basis or could contain errors, omissions, imperfections, or malfunctions. These errors may result in, among other things, execution and allocation failures and failures to properly gather and organize large amounts of data from third parties and other external sources. More specifically, as it is not possible or practicable for a manager to factor all relevant, available data into quantitative model forecasts and/or trading decisions, quantitative managers (and/or affiliated licensors of such data) will use their discretion to determine what data to gather with respect to an investment strategy and what subset of that data the models will take into account to produce forecasts that may have an impact on ultimate trading decisions. All of the aforementioned risks may have a negative effect on the Fund. The profitability of many of these model-based strategies are expected to decrease as the assets of the Fund allocated to Alternative Beta Providers using quantitative strategies and/or the assets managed by the Alternative Beta Providers (or their affiliates or competitors) increase.

New Fund Risk

The Fund is recently formed and has a limited operating history. Investors bear the risk that the Fund may not grow to or maintain an economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

Non-Diversification Risk

The Fund is classified as a "non-diversified" investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund's investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Non-Hedging Foreign Currency Trading Risk

Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.

Non-Investment Grade Fixed Income Securities Risk

Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are considered speculative and are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations, increased risk of price volatility, increased risk of illiquidity and other risks.

Options Risk

An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Prepayment Risk

The Fund faces prepayment risk with respect to certain fixed-income investments. When interest rates fall, certain fixed income obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields, potentially reducing overall Fund returns.

Regulatory Risk

Legal, tax, and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, their managers, and their trading activities and capital markets, or a regulator's disagreement with the Fund's interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.

Short Sales Risk

A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Fund's use of short sales, in certain circumstances, can result in significant losses.

Structured Products and Structured Notes Risk

A structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more "factors." Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where the Fund's investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

Subsidiary Risk

By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Swap Agreements Risk

In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial investment. Swaps can increase the Fund's risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Tax Risk

In order to qualify as a RIC, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC's income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investment assets and other categories of investment income. In 2006, the Internal Revenue Service ("IRS") published a ruling that income realized from swaps with respect to a commodities index would not be qualifying income. The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the Code for qualification as a RIC, but there is a risk that the IRS could assert that the income derived from the Fund's investment in a Subsidiary and certain commodity-linked structured notes will not be considered qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or a Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

U.S. Government Securities Risk

The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises that have issued debt securities that may be held by the Fund. Such issuers may not have the funds to meet their payment obligations in the future.

Valuation Risk

The sales price the Fund could receive for any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Volatility Risk

The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's NAV per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose part or all of your investment or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk The Fund is classified as a "non-diversified" investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund's investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has less than one full calendar year of performance, no performance information has been included. Performance information for the Fund, which provides some indication of the risks of investing in the Fund, will vary from year to year. Updated performance information is available at www.fsinvestments.com, or by calling 1-877-628-8575.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than one full calendar year of performance, no performance information has been included.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-628-8575
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fsinvestments.com
FS Managed Futures Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.62%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.77%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	1.37%	[3],[4]
Total Annual Fund Operating Expenses after Expense Reductions	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	$ 140
3 Years	rr_ExpenseExampleYear03	$ 720
FS Managed Futures Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.62%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.02%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	1.37%	[3],[4]
Total Annual Fund Operating Expenses after Expense Reductions	rr_NetExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	$ 731
3 Years	rr_ExpenseExampleYear03	$ 1,325

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The costs of investing in swaps are estimated to be between approximately 0.20% to 0.50% of the Fund's average daily net assets. Such costs are indirect expenses of the Fund that are variable in nature and are not included in the fee table or expense example.
[3]	The Adviser (as defined below) has contractually agreed to waive its management fee until December 17, 2019. The Adviser's contractual management fee, without giving effect to this waiver, is equal to 1.15 percent of the Fund's average daily net assets.
[4]	The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions, dividends and interest paid on short positions, acquired fund fees and expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to not more than 0.25 percent of the average daily net assets for the Fund until at least April 30, 2020. The Fund may terminate the Expense Limitation Agreement at any time. The Expense Limitation Agreement permits the Adviser to recoup waived or reimbursed amounts within the three-year period from the date of the waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver and reimbursement or recoupment.